Prepaid expenses and other current assets	12 Months Ended
Dec. 31, 2021
Prepaid expenses and other current assets
Prepaid expenses and other current assets

10.  Prepaid expenses and other current assets

An analysis of prepaid expenses and other current assets at December 31, 2021 and 2020 is as follows:

	2021		2020
Other prepaid expenses	Ps.	214,874	Ps.	81,803
Sales commission to travel agencies (Note 1d)		190,052		151,342
Advances to suppliers		175,830		163,044
Flight credits		123,964		389,927
Prepaid insurance		85,418		64,309
	Ps.	790,138	Ps.	850,425